Equity Incentive Plan - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2015	Aug. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares reserved for future issuance pursuant to future option grants		556,500
Number of shares, subject to repurchase			3,899,285
Number of shares, subject to repurchase	3,899,000	4,533,000	3,899,000
Share-based compensation expense	$ 485,000		$ 1,129,000
Employee Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Shares of restricted stock awards vested		322,084	809,112
Non-Employee Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Shares of restricted stock awards vested		88,542	235,103
Share-based compensation expense	364,000		$ 968,000
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of restricted stock awards vested		411,000	634,000
Share-based compensation expense	$ 397,000		$ 1,000,000
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, subject to repurchase	3,286,888		3,286,888
Non Employee Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, subject to repurchase	612,397		612,397
Share-based Compensation Award, Tranche One | Employee Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of restricted stock awards vested			487,028
Share-based Compensation Award, Tranche One | Non-Employee Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares of restricted stock awards vested			146,561
2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for issuance				5,975,000
Common shares reserved for future issuance pursuant to future option grants	621,500		621,500
2014 Plan | Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
2014 Plan | Restricted Stock With Cliff Vesting
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	1 year
2014 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Term of options to be granted under the Plan			10 years